PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment, Net

Property and equipment, net, consist of the following:

	As of December 31,
	2019	2020
Wi-Fi and network equipment	$30,830	$32,893
Office property	10,753	11,473
Software	9,633	10,311
Digital display network equipment	6,604	7,046
Computer and office equipment	2,995	2,937
Leasehold improvement	2,413	2,556
Furniture and fixture	872	914
Vehicle	763	777
Gas station display network equipment	39,033	—
Total original costs	103,896	68,907
Less: impairment	(47,010)	(26,262)
Less: accumulated depreciation	(43,590)	(29,852)
Construction in progress	646	690
Less: impairment on construction in process	(562)	(600)

Total property and equipment, net	$13,380	$12,883